17. Taxes (Details 6) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
DisclosureOfTaxesLineItems [Line Items]
Recognized deferred tax assets	$ 6,451
Recognized deferred tax liabilites	195
Unrecognized deferred tax assets	1,404
Unrecognized deferred tax liabilites	2
Total Reversal Of Deferred Tax Asset	7,855
Total Deferred Tax Liabilities Credits Net	197
BRAZIL
DisclosureOfTaxesLineItems [Line Items]
Recognized deferred tax assets	35
Recognized deferred tax liabilites	2
Abroad [member]
DisclosureOfTaxesLineItems [Line Items]
Recognized deferred tax assets	1,369
Recognized deferred tax liabilites
2022 [member]
DisclosureOfTaxesLineItems [Line Items]
Recognized deferred tax assets	2,257
Recognized deferred tax liabilites	49
2023 [member]
DisclosureOfTaxesLineItems [Line Items]
Recognized deferred tax assets	975
Recognized deferred tax liabilites	21
2024 [member]
DisclosureOfTaxesLineItems [Line Items]
Recognized deferred tax assets	764
Recognized deferred tax liabilites	20
2025 [member]
DisclosureOfTaxesLineItems [Line Items]
Recognized deferred tax assets	15
Recognized deferred tax liabilites	19
2026 and thereafter [member]
DisclosureOfTaxesLineItems [Line Items]
Recognized deferred tax assets	14
Recognized deferred tax liabilites	44
2026 and thereafter [member]
DisclosureOfTaxesLineItems [Line Items]
Recognized deferred tax assets	2,426
Recognized deferred tax liabilites	$ 42